Cash and cash equivalents (Tables)	9 Months Ended
Sep. 30, 2012
Cash and cash equivalents
Cash and cash equivalents

	September 30, 2012	December 31, 2011
	(unaudited)
Cash	1,084	945
Short-term investments	6,867	2,586
	7,951	3,531